Shareholder Report, Average Annual Return (Details) 943350_The Small Cap Opportunities Fund_Advisor Class A_TSR Annual {Advisor Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (with sales charge)
Average Annual Return, Percent	(14.13%)	19.38%	17.22%
Without Sales Load [Member] | Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (without sales charge)
Average Annual Return, Percent	(8.89%)	20.80%	17.92%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P SmallCap 600 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 TR
Average Annual Return, Percent	6.02%	7.31%	9.81%